Investment Objectives and Goals - VanEck U.S. Equity Buffer ETF - July	Aug. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Equity Buffer ETF - July
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The investment objective of the VanEck U.S. Equity Buffer ETF - July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.00% while providing a buffer (before fees and expenses) against the first 20% of Underlying ETF losses, over the period from approximately August 25, 2026 through June 30, 2027.